FQF TRUST

AGFiQ U.S. Market Neutral Momentum Fund

AGFiQ U.S. Market Neutral Value Fund

AGFiQ U.S. Market Neutral Size Fund

AGFiQ U.S. Market Neutral Anti-Beta Fund

AGFiQ Hedged Dividend Income Fund

AGFiQ Equal Weighted Value Factor Fund

AGFiQ Equal Weighted Low Beta Factor Fund

AGFiQ Equal Weighted High Momentum Factor Fund

(the “AGFiQ Funds”)

O’Shares FTSE U.S. Quality Dividend ETF O’Shares FTSE Europe Quality Dividend ETF O’Shares FTSE Asia Pacific Quality Dividend ETF (the “O’Shares Funds”)

(collectively, the “Funds”)

Supplement dated June 20, 2018 to the currently effective Prospectuses and

Statements of Additional Information, as each may be supplemented, for the Funds

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses and Statements of Additional Information listed above and should be read in conjunction with the Prospectuses and Statements of Additional Information.

Prospectuses (all Funds)

Effective June 21, 2018, the references to and information related to Ronald C. Martin, Jr. in the “Management — Portfolio Managers” and “More Information About the Funds — Portfolio Managers” sections of the Funds’ Prospectuses are hereby removed in their entirety.

Statements of Additional Information (all Funds)

Effective June 14, 2018, Ronald C. Martin resigned as a Trustee and Chairman of the Board of Trustees (the “Board”) of the FQF Trust (the “Trust”) and as Vice President of the Trust. All references to Mr. Ronald C. Martin in the Funds’ Statements of Additional Information as they relate to his capacity as Trustee and Chairman of the Board and as Vice President of the Trust are hereby removed in their entirety.

Effective June 21, 2018, the references to and information related to Ronald C. Martin, Jr. in the Funds’ Statements of Additional Information as they relate to his capacity as Portfolio Manager of the Funds are hereby removed in their entirety.

Effective June 19, 2018, William C. Carey was appointed by the Board of Trustees of the FQF Trust as a Trustee and Chairman of the Board and as a Vice President of the Trust.

Effective immediately, the following information supplements similar information found in the “Management of the Trust — Additional Information About the Trustees” section in the Funds’ Statements of Additional Information:

William C. Carey: Mr. Carey has extensive experience in the investment management industry, including as the president of an investment adviser and separately of a broker-dealer, and as the head of distribution for a large U.S. asset management firm.

Effective immediately, the following information replaces similar information found in the “Management of the Trust — Board Structure” section in the Funds’ Statements of Additional Information:

Mr. Carey is considered to be an Interested Trustee and serves as Chairman of the Board. The Chairman’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and all meetings of the Independent Trustees; and, serving as a liaison between the other Trustees, Trust officers, management personnel and counsel.

Effective immediately, the following information replaces similar information found in the “Management of the Trust — Compensation of Trustees and Officers” section in the Funds’ Statements of Additional Information:

The table below shows the compensation that was paid to the Trustees for the fiscal year ended June 30, 2017:

Name	Aggregate Compensation from Funds	Pension or Retirement Benefits Accrued as part of Trust Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Trust Paid to Trustees
Independent Trustees
Peter A. Ambrosini	$13,000	None	None	$26,000
Joseph A. Franco	$13,000	None	None	$26,000
Richard S. Robie III	$13,000	None	None	$26,000
Interested Trustee
William C. Carey*	N/A	N/A	N/A	N/A

*Mr. Carey assumed his position effective June 19, 2018.

Statement of Additional Information (AGFiQ Funds)

Effective immediately, the following information replaces similar information found in the “Management of the Trust — Trustees and Officers” section of the Statement of Additional Information:

Name, Address*, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Peter A. Ambrosini** Year of Birth: 1944	Trustee	Indefinite/ Since 2011	Independent Consultant, Independent Directors of GMO Trust (2013 to present); Independent Consultant, GMO Funds, (2011 to present); Principal, Dover Consulting LLC (2008 to 2015).	8	None
Joseph A. Franco Year of Birth: 1957	Trustee	Indefinite/ Since 2011	Professor of Law, Suffolk University Law School (1996 to present).	8	None
Richard S. Robie III*** Year of Birth: 1960	Trustee	Indefinite/ Since 2011	Chief Operating Officer, Eagle Capital Management (July 2017 to present); Consultant, Advent International (August 2010 to July 2017).	8	None
Interested Trustee****
William C. Carey Year of Birth: 1960	Trustee; Vice President	Indefinite/ Since 2018 Since 2018	Chief Executive Officer, Adviser (September 2013 to present); President, F-Squared Retirement Solutions (2011 to 2012).	8	None

*Each Independent Trustee may be contacted by writing to the Independent Trustees of FQF Trust, c/o Stacy L. Fuller, Esq., K&L Gates LLP, 1601 K Street, NW, Washington, D.C., 20006-1600.

** Mr. Ambrosini is the Chairman of the Audit Committee.

*** Mr. Robie is the Chairman of the Nominating Committee.

**** Mr. Carey is an “interested person,” as defined by the 1940 Act, because of his employment with and ownership interest in the Adviser.

Effective immediately, the following information supplements similar information found in the “Management of the Trust — Trustee Ownership of Fund Shares”

Information as of December 31, 2016
Name of Trustee	Dollar Range of Equity Securities in Each Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Peter A. Ambrosini	None	None
Joseph A. Franco	BTAL: $10,001-$50,000	$10,001-$50,000
Richard S. Robie III	MOM: $1-$10,000 SIZ: $1-$10,000	$1-$10,000
Interested Trustee*
William C. Carey	MOM: $10,001-$50,000	Over $100,000

SIZ: $10,001-$50,000
BTAL: $10,001-$50,000
DIVA: Over $100,000

*Information as of December 31, 2017.

Statement of Additional Information (O’Shares Funds)

Effective immediately, the following information replaces similar information found in the “Management of the Trust — Trustees and Officers” section of the Statement of Additional Information:

Name, Address*, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Peter A. Ambrosini** Year of Birth: 1944	Trustee	Indefinite/ Since 2011	Independent Consultant, Independent Directors of GMO Trust (2013 to present); Independent Consultant, GMO Funds, (2011 to present); Principal, Dover Consulting LLC (2008 to 2015).	3	None
Joseph A. Franco Year of Birth: 1957	Trustee	Indefinite/ Since 2011	Professor of Law, Suffolk University Law School (1996 to present).	3	None
Richard S. Robie III*** Year of Birth: 1960	Trustee	Indefinite/ Since 2011	Chief Operating Officer, Eagle Capital Management (July 2017 to present); Consultant, Advent International (August 2010 to July 2017).	3	None
Interested Trustee****
William C. Carey Year of Birth: 1960	Trustee; Vice President	Indefinite/ Since 2018 Since 2018	Chief Executive Officer, Adviser (September 2013 to present); President, F-Squared Retirement Solutions (2011 to 2012).	3	None

*Each Independent Trustee may be contacted by writing to the Independent Trustees of FQF Trust, c/o Stacy L. Fuller, Esq., K&L Gates LLP, 1601 K Street, NW, Washington, D.C., 20006-1600.

** Mr. Ambrosini is the Chairman of the Audit Committee.

*** Mr. Robie is the Chairman of the Nominating Committee.

**** Mr. Carey is an “interested person,” as defined by the 1940 Act, because of his employment with and ownership interest in the Adviser.

Effective immediately, the following information supplements similar information found in the “Management of the Trust — Trustee Ownership of Fund Shares”

Information as of December 31, 2016
Name of Trustee	Dollar Range of Equity Securities in Each Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Peter A. Ambrosini	None	None
Joseph A. Franco	None	None
Richard S. Robie III	None	None
Interested Trustee
William C. Carey*	None	None
None
None

*Information as of December 31, 2017.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.